Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of September 30, 2012:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$1,599,493	$-	$-	$1,599,493

The Company has determined the fair value of certain liabilities using the market approach: the following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2011:

Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability	$3,705,472	$-	$-	$3,705,472

Summary of Changes in Fair Value of Liabilities

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at September 30, 2012:

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)

Warrant Liability

Balance at January 1, 2012	$(3,705,472)

Purchases, sales and settlements
Warrants issued	-

Total gains or losses
Unrealized depreciation	2,105,979

Balance at September 30, 2012	$(1,599,493)

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2011:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	–
Total gains or losses:
Unrealized appreciation	(284,692)
Balance at December 31, 2011	$(3,705,472)